IMPAIRMENT OF LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2012
IMPAIRMENT OF LONG-TERM ASSETS [Abstract]
IMPAIRMENT OF LONG-TERM ASSETS

8.	IMPAIRMENT OF LONG-TERM ASSETS

Impairment of long-term assets as at December 31, 2012, 2011 and 2010 are as follows:

(in thousands of $)	2012	2011	2010
Cost method investment (unlisted) (see note 22)	—	—	3,000
FSRU conversion parts (see note 23)	500	500	1,500
	500	500	4,500

The Company continually monitors events and changes in circumstances that could indicate carrying amounts of long-term assets may not be recoverable.

The impairment charge arising on the FSRU conversion parts of $0.5 million, $0.5 million and $1.5 million for the years ended December 31, 2012, 2011 and 2010, respectively, refers to the unutilized parts originally ordered for the Golar Spirit FSRU retrofitting following changes to the original project specification. These assets are classified within the Company's Vessel Operations segment.

During the year ended December 31, 2010, the Company identified events and changes in circumstances that indicated that the carrying value of its cost method investment in TORP Technology was not recoverable and accordingly, the Company fully impaired the investment and recognized an impairment charge of $3 million resulting in a $nil carrying value (see note 22).